Consolidated Balance Sheets (Paranthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	49,000,000	49,000,000
Common stock, shares issued	8,459,272	7,971,465
Common stock, shares outstanding	8,459,272	7,971,465